Concentration of Credit Risk (Details) - Schedule of Single Customers Total Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Schedule of Single Customers Total Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 6,546,593	$ 5,279,171
Accounts receivable, Percentage	23.10%	12.80%
Customer B [Member]
Schedule of Single Customers Total Accounts Receivable [Line Items]
Accounts receivable, Amount		$ 12,801,742
Accounts receivable, Percentage		30.90%
Customer C [Member]
Schedule of Single Customers Total Accounts Receivable [Line Items]
Accounts receivable, Amount		$ 4,175,607
Accounts receivable, Percentage		10.10%
Customer D [Member]
Schedule of Single Customers Total Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 3,996,508	$ 4,523,575
Accounts receivable, Percentage	14.10%	10.90%
Customer E [Member]
Schedule of Single Customers Total Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 4,913,290
Accounts receivable, Percentage	17.30%